Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
Average Annual Return, Percent	12.86%	9.57%	9.26%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
Average Annual Return, Percent	12.58%	9.29%	8.98%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 3
Average Annual Return, Percent	12.75%	9.43%	9.12%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	14.37%	8.68%	8.49%